Equity (Details) - USD ($)													1 Months Ended		12 Months Ended
		Nov. 18, 2024	Nov. 07, 2024	Oct. 25, 2024	Oct. 14, 2024	Oct. 01, 2024	Jul. 29, 2024	Jul. 19, 2024	May 07, 2024	Apr. 02, 2024	Sep. 17, 2023	Apr. 10, 2023	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 17, 2024	Nov. 22, 2024	Nov. 12, 2024	Jul. 17, 2024	Nov. 15, 2023	Sep. 30, 2023	Aug. 23, 2023
Equity [Line Items]
Common stock, shares authorized	[1]												100,000,000		100,000,000	100,000,000
Common stock par value per share (in Dollars per share)	[1]												$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares authorized													1,000,000		1,000,000	1,000,000
Preferred stock per share (in Dollars per share)													$ 0.0001		$ 0.0001	$ 0.0001
Shares issued	[1]												2,445,364		2,445,364	742,416
Related party, description															(i) 1,667 shares to Tie (James) Li and 1,667 shares to Zhiyi (Jonathan) Zhang (or 3,334 shares in the aggregate) in connection with their guarantees of the repayment of the Newtek Loan, which was loaned to a subsidiary of NMI with the principal amount of $3,700,000; (ii) 417 shares to Tie (James) Li and 417 shares to Deyin (Bill) Chen (or 834 shares in the aggregate) in connection with their loans to Lakeshore, each with the principal amount of $125,000 under separate but similar loan agreements); At the Close of Merger, additional shares of 533 and 833 were issued to Tie (James) Li and Prosperity Spring International Investment Management in connection with their loans to Lakeshore
Price per share (in Dollars per share)								$ 13.5
Fair value of the shares (in Dollars)								$ 81,000						$ 300,000
Common stock share vested						2,500					3,334
Compensation expenses (in Dollars)															$ 1,413,458
Fair value of shares (in Dollars)										$ 143,000			$ 178,000		$ 178,000					$ 4,600
Fair value per share (in Dollars per share)										$ 28.5			$ 26.7		$ 26.7					$ 0.6
Cash payment (in Dollars)										$ 14,000					$ 266,925	$ 438,932
Stock compensation expenses (in Dollars)															1,413,458
Underwriting public offering shares							166,667
Aggregate net proceeds (in Dollars)							$ 1,000,000
Percentage of warrant							15.00%
Net proceeds amount (in Dollars)															$ 2,304,953
Initial business combination commencing period													30 days		30 days
Outstanding term													5 years		5 years
Sale price of ordinary share (in Dollars per share)															$ 540
Trading days															20 days
Threshold consecutive trading days for redemption of warrants															30 days
Redemption period															30 days
Consummation of business															90 days
Equity interest															60.00%
Market value rate															115.00%
Trigger price (in Dollars per share)													$ 540		$ 540
Issued price rate													180.00%		180.00%
Conversion Price of Percentage					75.00%
Warrant Units of Shares													837,788		837,788
Prefunded shares offered													4,472,272		4,472,272
Series B Warrants [Member]
Equity [Line Items]
Sale of shares (in Dollars)													$ 43
Exercise price per share (in Dollars per share)																			$ 0.003
Warrants outstanding													430,859		430,859				894,454
Outstanding term																			2 years
Pre Funded Warrant [Member]
Equity [Line Items]
Price per share (in Dollars per share)																			$ 3.351
Exercise price per share (in Dollars per share)																			$ 0.003
Warrants outstanding													56,667		56,667				56,667
Series A Warrant [Member]
Equity [Line Items]
Price per share (in Dollars per share)							$ 7.2
Warrants purchased							191,667
Exercise price per share (in Dollars per share)							$ 7.2						$ 7.2		$ 7.2				$ 3.354
Warrants outstanding													4,472,272	46,800	4,472,272				894,454
Outstanding term																			5 years
Warrants per share (in Dollars per share)															$ 1.5
Warrant [Member]
Equity [Line Items]
Ordinary price per share (in Dollars per share)													$ 345		$ 345
Warrants purchased																	138,462			7,250
Exercise price per share (in Dollars per share)																				$ 26.1
Warrants outstanding													120,858		120,858
Conversion Price of Percentage															80.00%
Offering amount (in Dollars)															$ 3,000,000
Public Warrants [Member]
Equity [Line Items]
Warrants outstanding													115,000		115,000
Private Warrants [Member]
Equity [Line Items]
Warrants outstanding													5,858		5,858
Series A Prefunded Warrants [Member]
Equity [Line Items]
Warrants outstanding																			56,667
Series B Prefunded warrants [Member]
Equity [Line Items]
Warrants outstanding																			56,667
Preferred Stock [Member]
Equity [Line Items]
Capital stock													101,000,000		101,000,000
Preferred stock shares authorized													1,000,000		1,000,000
Preferred stock per share (in Dollars per share)													$ 0.0001		$ 0.0001
Common Stock [Member]
Equity [Line Items]
Commitment amount (in Dollars)												$ 60,000,000
Shares to issue	[2]														134,476
Warrants purchased																				7,250
Common Stock [Member] | Series A Warrant [Member]
Equity [Line Items]
Shares issued							1
Common Stock [Member] | Warrant [Member]
Equity [Line Items]
Exercise price per share (in Dollars per share)													0.3		$ 0.3
Business Combination [Member]
Equity [Line Items]
Ordinary price per share (in Dollars per share)													276		276
Exercise price per share (in Dollars per share)													276		276
Letter Agreement [Member]
Equity [Line Items]
Shares issued																					4,168
Charles Hausman [Member]
Equity [Line Items]
Shares issued																							333
IPO [Member]
Equity [Line Items]
Shares issued							1
Price per share (in Dollars per share)							$ 7.2
Warrant to purchase share							1
IPO [Member] | Common Stock [Member]
Equity [Line Items]
Shares issued							1
Minimum [Member]
Equity [Line Items]
Exercise price per share (in Dollars per share)													0.6708		0.6708
Minimum [Member] | Series A Warrant [Member]
Equity [Line Items]
Exercise price per share (in Dollars per share)													$ 0.6708		$ 0.6708
Maximum [Member] | Series B Warrants [Member]
Equity [Line Items]
Warrants outstanding													3,577,818		3,577,818
Alta Waterford LLC [Member]
Equity [Line Items]
Common stock par value per share (in Dollars per share)				$ 0.0001
Restricted shares of common stock				13,334
Incentive Plan 2024 [Member]
Equity [Line Items]
Outstanding common stock percentage															10.00%
Compensation expenses (in Dollars)															$ 1,100,000
Incentive Plan 2024 [Member] | Common Stock [Member]
Equity [Line Items]
Outstanding common stock percentage															5.00%
2024 Incentive Plan [Member]
Equity [Line Items]
Fair value (in Dollars)		$ 200,000		$ 58,000
Fair value per share (in Dollars per share)		$ 2.64		$ 4.37
Stock compensation expenses (in Dollars)															$ 23,561
2024 Incentive Plan [Member] | PX SPAC Capital Inc [Member]
Equity [Line Items]
Common stock par value per share (in Dollars per share)		$ 0.0001
Restricted shares of common stock		75,757
James Li [Member]
Equity [Line Items]
Shares issued																							1,667
Zhiyi Zhang [Member]
Equity [Line Items]
Shares issued																							1,667
Mr. Carpenter [Member]
Equity [Line Items]
Shares issued																						3,334
George Yutuc [Member]
Equity [Line Items]
Vest over time shares															3,334
Kirk Collins [Member]
Equity [Line Items]
Vest over time shares															1,667
Amber Wang [Member]
Equity [Line Items]
Vest over time shares															1,667
Investor [Member]
Equity [Line Items]
Shares awarded								6,000
Yorkville [Member]
Equity [Line Items]
Sale of shares (in Dollars)												$ 60,000,000
YA Global II SPV, LLC [Member]
Equity [Line Items]
Commitment amount (in Dollars)													$ 300,000		$ 300,000
Structuring fee (in Dollars)															$ 25,000
Trading days															10 years
Consecutive trading days															7 years
Ordinary price per share (in Dollars per share)													$ 10		$ 10			$ 58.66
Share issued																		5,114
MZHCI LLC [Member]
Equity [Line Items]
Shares to issue									5,000	5,000
MZHCI LLC [Member] | Restricted Stock [Member]
Equity [Line Items]
Common stock share vested										2,500
EF Hutton LLC [Member]
Equity [Line Items]
Warrants purchased							25,000
D. Boral Capital LLC [Member]
Equity [Line Items]
Common stock par value per share (in Dollars per share)			$ 0.0001
Price per share (in Dollars per share)			$ 3.354
Underwriting public offering shares			837,788
Exercise price per share (in Dollars per share)			$ 0.003
Net proceeds amount (in Dollars)			$ 2,500,000
D. Boral Capital LLC [Member] | Series B Warrants [Member]
Equity [Line Items]
Shares issued			1
Warrants outstanding			1
D. Boral Capital LLC [Member] | Pre Funded Warrant [Member]
Equity [Line Items]
Warrants purchased			56,667
Exercise price per share (in Dollars per share)			$ 3.351
D. Boral Capital LLC [Member] | Series A Warrant [Member]
Equity [Line Items]
Warrants outstanding			1
D. Boral Capital LLC [Member] | Common Stock [Member]
Equity [Line Items]
Exercise price per share (in Dollars per share)			$ 3.354
Newtek Loan [Member]
Equity [Line Items]
Price per share (in Dollars per share)													$ 300		$ 300
Fair value of the shares (in Dollars)															$ 1,000,000
Shares awarded															3,334
Finance expense (in Dollars)															$ 660,000

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024 and the 1-for-30 reverse stock split effected on November 21, 2024
[2]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024 and the 1-for-30 reverse stock split effected on November 21, 2024